VictoryShares WestEnd Global Equity ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares WestEnd Global Equity ETF | VictoryShares WestEnd Global Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0